UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09147
Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
November 30
Date of Fiscal Year End
November 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Annual Report November 30, 2009

# EATON VANCE MUNICIPAL INCOME TRUSTS

CLOSED-END FUNDS:

California

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipal Income Trusts as of November 30, 2009

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

California Municipal Income Trust	4
Massachusetts Municipal Income Trust	5
Michigan Municipal Income Trust	6
New Jersey Municipal Income Trust	7
New York Municipal Income Trust	8
Ohio Municipal Income Trust	9
Pennsylvania Municipal Income Trust	10

Financial Statements	11

Federal Tax Information	62

Dividend Reinvestment Plan	63

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	65

Management and Organization	68

Eaton Vance Municipal Income Trusts as of November 30, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Eaton Vance Municipal Income Trusts (the “Trusts”) are closed-end Trusts, traded on the NYSE Amex, which are designed to provide current income exempt from regular federal income tax and state personal income taxes. This income is earned by investing primarily in investment-grade municipal securities.
Economic and Market Conditions
For the year ending November 30, 2009, the U.S. economy and the capital markets continued to show improvement from the market upheaval that occurred in the fall of 2008 and continued through the first quarter of 2009. After contracting in the last calendar quarter of 2008 and the first two quarters of 2009—declining at annualized rates of 5.4%, 6.4% and 0.7%, respectively—the U.S. economy grew at an annualized rate of 2.2% in the third quarter of 2009, according to the U.S. Department of Commerce.
During the Trusts’ fiscal year, the municipal bond market witnessed a significant rebound as demand returned from investors who had sought the relative safety of Treasury bonds in 2008, and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by provisions in the American Recovery and Reinvestment Act of 2009 aimed at supporting the municipal market. The new Build America Bond program gave municipal issuers broader access to the taxable debt markets, providing the potential for lower net borrowing costs and reducing the supply of traditional tax-exempt bonds. The federal stimulus program also provided direct cash subsidies to municipalities that were facing record budget deficits. The result of these events was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
During the year ending November 30, 2009, municipals continued the rally that had begun in mid-December 2008, posting strong returns for the period. The Trusts’ benchmark, the Barclays Capital Municipal Bond Index (the Index)—a broad-based, unmanaged index of municipal bonds—gained 14.17% for the period.1
Management Discussion
During the year ending November 30, 2009, the Trusts outperformed the Index and their Lipper peer group averages by significant margins. Due to their objective of providing tax-exempt income and the historical upward slope of the municipal yield curve, the Trusts generally hold longer-maturity bonds relative to the broad market than many of our competitors do. Given the significant price movement at the longer end of the municipal yield curve, management’s bias toward longer maturities was the basis for much of the Trusts’ outperformance during the period. Investing across the credit spectrum and making higher allocations to revenue bonds also contributed positively to relative performance.
The Trusts generally invest in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during 2009, thus providing the basis for much of the Trusts’ outperformance during this fiscal year.
Management employed leverage in the Trusts, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Trust’s exposure to its leveraged investments in both up and down markets.
As we move ahead, we recognize that many state and local governments face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state and local officials formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage the Trusts with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, has served municipal investors well over the long term.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Eaton Vance Municipal Income Trusts as of November 30, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
A Note Regarding The Use Of Leverage
The Trusts may employ leverage through the issuance of Auction Preferred Shares (APS) and the use of residual interest bond (RIB) financing.1 Each Trust’s APS and RIB percentage leverage as of November 30, 2009, as applicable, is reflected on the Trust-specific pages following this letter. The leverage created by APS and RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the common shares).
During the period, certain of the Trusts redeemed a portion of their outstanding APS to reduce the amount of the Trusts’ financial leverage. Information relating to these redemptions is contained in Note 2 to the Financial Statements.

[1]	See Note 1H to the Financial Statements for more information on RIB investments.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trusts’ current or future investments and may change due to active management.

Eaton Vance California Municipal Income Trust as of November 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	CEV

Average Annual Total Returns (by market price)
One Year	43.19%
Five Years	1.32
Ten Years	6.90
Life of Trust (1/29/99)	4.10

Average Annual Total Returns (by net asset value)
One Year	34.24%
Five Years	1.71
Ten Years	6.86
Life of Trust (1/29/99)	4.23

Premium/(Discount) to NAV (11/30/09)	-1.31%

Market Yields

Market Yield[2]	7.12%
Taxable-Equivalent Market Yield[3]	12.25
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

One Year	14.17%	22.43%
Five Years	4.50	3.98
Ten Years	5.64	5.98
Lipper Averages5 (Average Annual Total Returns)

Lipper California Municipal Debt Funds Classification (by net asset value)

One Year	24.58%
Five Years	3.14
Ten Years	5.78

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Cynthia J. Clemson
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at 11/30/09 is as follows, and the average rating is AA-:

AAA	27.7%
AA	20.9%
A	32.5%
BBB	11.4%
Not Rated	7.5%
Trust Statistics7

• Number of Issues:	102
• Average Maturity:	21.9	years
• Average Effective Maturity:	15.1	years
• Average Call Protection:	7.5	years
• Average Dollar Price:	$87.61
• APS Leverage**:	31.7%
• RIB Leverage**:	12.0%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 24, 24 and 14 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	MMV

Average Annual Total Returns (by market price)
One Year	58.91%
Five Years	0.62
Ten Years	7.58
Life of Trust (1/29/99)	4.71

Average Annual Total Returns (by net asset value)
One Year	43.29%
Five Years	3.32
Ten Years	7.81
Life of Trust (1/29/99)	4.95

Premium/(Discount) to NAV (11/30/09)	-2.43%

Market Yields

Market Yield[2]	6.83%
Taxable-Equivalent Market Yield[3]	11.10
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

One Year	14.17%	22.43%
Five Years	4.50	3.98
Ten Years	5.64	5.98
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

One Year	25.98%
Five Years	4.20
Ten Years	6.20

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Robert B. MacIntosh, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at 11/30/09 is as follows, and the average rating is A+:

AAA	10.2%
AA	37.8%
A	34.2%
BBB	10.5%
BB	1.2%
Not Rated	6.1%
Trust Statistics7

• Number of Issues:	62
• Average Maturity:	26.7	years
• Average Effective Maturity:	18.7	years
• Average Call Protection:	9.9	years
• Average Dollar Price:	$95.03
• APS Leverage**:	32.9%
• RIB Leverage**:	6.4%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 43, 43 and 20 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Michigan Municipal Income Trust as of November 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EMI

Average Annual Total Returns (by market price)
One Year	56.49%
Five Years	-1.67
Ten Years	6.82
Life of Trust (1/29/99)	3.54

Average Annual Total Returns (by net asset value)
One Year	28.08%
Five Years	2.88
Ten Years	7.14
Life of Trust (1/29/99)	4.64

Premium/(Discount) to NAV (11/30/09)	-10.90%

Market Yields

Market Yield[2]	7.45%
Taxable-Equivalent Market Yield[3]	11.98
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

One Year	14.17%	22.43%
Five Years	4.50	3.98
Ten Years	5.64	5.98
Lipper Averages5 (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification (by net asset value)

One Year	22.07%
Five Years	3.62
Ten Years	6.44

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution6
By total investments
Trust Statistics7

• Number of Issues:	70
• Average Maturity:	21.5	years
• Average Effective Maturity:	12.9	years
• Average Rating:	AA-
• Average Call Protection:	5.6	years
• Average Dollar Price:	$94.97
• APS Leverage*:	39.0%

*	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and/or RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 4, 4 and 3 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVJ

Average Annual Total Returns (by market price)
One Year	77.84%
Five Years	3.65
Ten Years	9.05
Life of Trust (1/29/99)	5.53

Average Annual Total Returns (by net asset value)
One Year	55.43%
Five Years	3.95
Ten Years	7.87
Life of Trust (1/29/99)	5.20

Premium/(Discount) to NAV (11/30/09)	3.46%

Market Yields

Market Yield[2]	6.75%
Taxable-Equivalent Market Yield[3]	11.64
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

One Year	14.17%	22.43%
Five Years	4.50	3.98
Ten Years	5.64	5.98
Lipper Averages5 (Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification (by net asset value)

One Year	29.80%
Five Years	3.99
Ten Years	6.18

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Robert B. MacIntosh, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at 11/30/09 is as follows, and the average rating is A+:

AAA	22.2%
AA	27.1%
A	27.9%
BBB	20.4%
BB	0.2%
B	1.2%
Not Rated	1.0%
Trust Statistics7

• Number of Issues:	80
• Average Maturity:	25.0	years
• Average Effective Maturity:	16.1	years
• Average Call Protection:	8.4	years
• Average Dollar Price:	$92.15
• APS Leverage**:	30.7%
• RIB Leverage**:	11.6%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 41.99% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 10, 10 and 6 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance New York Municipal Income Trust as of November 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVY

Average Annual Total Returns (by market price)
One Year	80.12%
Five Years	2.89
Ten Years	8.52
Life of Trust (1/29/99)	5.02

Average Annual Total Returns (by net asset value)
One Year	49.00%
Five Years	2.29
Ten Years	7.35
Life of Trust (1/29/99)	4.81

Premium/(Discount) to NAV (11/30/09)	2.14%

Market Yields

Market Yield[2]	6.67%
Taxable-Equivalent Market Yield[3]	11.27
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

One Year	14.17%	22.43%
Five Years	4.50	3.98
Ten Years	5.64	5.98
Lipper Averages5 (Average Annual Total Returns)

Lipper New York Municipal Debt Funds Classification (by net asset value)

One Year	25.86%
Five Years	3.46
Ten Years	6.15

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at 11/30/09 is as follows, and the average rating is A:

AAA	13.1%
AA	32.4%
A	25.5%
BBB	13.5%
BB	4.7%
B	2.0%
CCC	1.0%
Not Rated	7.8%
Trust Statistics7

• Number of Issues:	86
• Average Maturity:	24.0	years
• Average Effective Maturity:	16.8	years
• Average Call Protection:	8.7	years
• Average Dollar Price:	$92.44
• APS Leverage**:	27.9%
• RIB Leverage**:	14.3%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 17, 17 and 8 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Ohio Municipal Income Trust as of November 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVO

Average Annual Total Returns (by market price)
One Year	68.25%
Five Years	1.09
Ten Years	7.99
Life of Trust (1/29/99)	4.91

Average Annual Total Returns (by net asset value)
One Year	38.58%
Five Years	3.43
Ten Years	7.44
Life of Trust (1/29/99)	4.97

Premium/(Discount) to NAV (11/30/09)	-0.67%

Market Yields

Market Yield[2]	6.63%
Taxable-Equivalent Market Yield[3]	10.84
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

One Year	14.17%	22.43%
Five Years	4.50	3.98
Ten Years	5.64	5.98
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

One Year	25.98%
Five Years	4.20
Ten Years	6.20

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at 11/30/09 is as follows, and the average rating is AA-:

AAA	30.6%
AA	33.4%
A	18.5%
BBB	8.5%
B	1.8%
Not Rated	7.2%
Trust Statistics7

• Number of Issues:	77
• Average Maturity:	22.7	years
• Average Effective Maturity:	15.1	years
• Average Call Protection:	7.5	years
• Average Dollar Price:	$93.95
• APS Leverage**:	35.9%
• RIB Leverage**:	3.6%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 38.85% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 43, 43 and 20 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVP

Average Annual Total Returns (by market price)
One Year	45.88%
Five Years	2.22
Ten Years	8.25
Life of Trust (1/29/99)	4.71

Average Annual Total Returns (by net asset value)
One Year	39.16%
Five Years	3.62
Ten Years	7.48
Life of Trust (1/29/99)	4.96

Premium/(Discount) to NAV (11/30/09)	-2.48%

Market Yields

Market Yield[2]	6.64%
Taxable-Equivalent Market Yield[3]	10.54
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

One Year	14.17%	22.43%
Five Years	4.50	3.98
Ten Years	5.64	5.98
Lipper Averages5 (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification (by net asset value)

One Year	29.26%
Five Years	3.49
Ten Years	6.00

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at 11/30/09 is as follows, and the average rating is A+:

AAA	16.3%
AA	35.0%
A	31.3%
BBB	5.8%
BB	0.8%
CCC	1.8%
CC	1.2%
Not Rated	7.8%
Trust Statistics7

• Number of Issues:	80
• Average Maturity:	22.2	years
• Average Effective Maturity:	16.5	years
• Average Call Protection:	7.8	years
• Average Dollar Price:	$96.00
• APS Leverage**:	35.4%
• RIB Leverage**:	4.0%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

1	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 7, 7 and 5 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance California Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 175.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 16.0%

$2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$2,011,520
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,569,119
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	503,800
1,105	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,122,437
1,350	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,454,544
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,007,080
2,500	San Diego County, (University of San Diego), 5.375%, 10/1/41	2,500,075

		$14,168,575

Electric Utilities — 4.3%

$270	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$291,727
2,275	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,153,515
1,300	Vernon, Electric System Revenue, 5.125%, 8/1/21	1,357,148

		$3,802,390

General Obligations — 11.6%

$750	California, 6.00%, 4/1/38	$765,503
1,590	California, (AMT), 5.05%, 12/1/36	1,389,262
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	4,817,056
3,180	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	3,281,951

		$10,253,772

Health Care-Miscellaneous — 0.3%

$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$271,554

		$271,554

Hospital — 30.4%

$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,009,710
2,310	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,085,630
1,500	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,668,060
3,480	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	3,283,589
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	759,367
3,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,795,190
1,150	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,077,136
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,637,405
1,565	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,562,903
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,751,785
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,511,850
1,200	Duarte, (Hope National Medical Center), 5.25%, 4/1/24	1,200,672
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	410,037
1,900	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,912,331
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,000,962
1,000	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	916,370
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,419,851

		$27,002,848

Housing — 2.7%

$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,390,147
715	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	633,278
418	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	366,185

		$2,389,610

Industrial Development Revenue — 4.0%

$800	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	$800,600
1,235	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	1,171,879
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,599,460

		$3,571,939

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 7.7%

$495	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$477,551
3,270	California Educational Facilities Authority, (Pooled College and University), (NPFG), 5.10%, 4/1/23	3,316,009
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,004,710

		$6,798,270

Insured-Electric Utilities — 10.2%

$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,592,300
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	3,169,563
3,360	Los Angeles Department of Water and Power, (FSA), 4.625%, 7/1/37	3,262,963

		$9,024,826

Insured-Escrowed / Prerefunded — 2.9%

$5,130	Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (FSA), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$2,595,780

		$2,595,780

Insured-General Obligations — 6.1%

$7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34(3)	$1,362,270
4,825	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	872,842
7,995	Sweetwater Union High School District, (Election of 2000), (FSA), 0.00%, 8/1/25	3,207,754

		$5,442,866

Insured-Hospital — 17.1%

$3,100	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$3,076,936
2,900	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (NPFG), 5.25%, 8/15/29	2,653,413
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	739,440
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	4,954,550
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(2)	3,780,368

		$15,204,707

Insured-Lease Revenue / Certificates of Participation — 11.3%

$6,130	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,279,292
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,361,940
3,500	San Diego County Water Authority, (FSA), 5.00%, 5/1/38(2)	3,396,540

		$10,037,772

Insured-Other Revenue — 1.8%

$1,770	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	$1,569,229

		$1,569,229

Insured-Special Tax Revenue — 4.7%

$24,800	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,511,808
4,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	535,434
8,380	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	994,287
5,270	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	582,177
480	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	534,255

		$4,157,961

Insured-Transportation — 9.4%

$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,306,900
8,000	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	1,845,840
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	766,200
10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	1,755,600
1,320	San Jose Airport, (AMBAC), (BHAC), (FSA), (AMT), 5.00%, 3/1/37	1,277,918
1,350	San Jose Airport, (AMBAC), (BHAC), (FSA), (AMT), 6.00%, 3/1/47	1,417,433

		$8,369,891

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 3.8%

$4,400	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	$3,373,744

		$3,373,744

Other Revenue — 2.2%

$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$367,779
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	531,854
980	Golden State Tobacco Securitization Corp., 0.00%, 6/1/37	594,096
640	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	462,643

		$1,956,372

Senior Living / Life Care — 1.5%

$175	California Statewide Communities Development Authority, (Senior Living -Presbyterian Homes), 4.75%, 11/15/26	$154,810
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	572,166
600	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	632,142

		$1,359,118

Special Tax Revenue — 17.5%

$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$912,280
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	224,039
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	332,598
970	Corona Public Financing Authority, 5.80%, 9/1/20	917,222
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	163,012
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	374,455
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,607,474
900	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	900,927
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	386,240
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	677,137
2,340	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,385,115
960	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	976,906
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,333,453
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,116,506
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	249,988
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	487,420
250	Temecula Unified School District, 5.00%, 9/1/27	221,898
400	Temecula Unified School District, 5.00%, 9/1/37	329,476
500	Turlock Public Financing Authority, 5.45%, 9/1/24	501,110
500	Tustin Community Facilities District, 6.00%, 9/1/37	460,200
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	960,500

		$15,517,956

Transportation — 5.3%

$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,041,220
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,521,840
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,086,591

		$4,649,651

Water and Sewer — 5.1%

$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,930,914
2,500	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/34	2,587,575

		$4,518,489

Total Tax-Exempt Investments — 175.9%
(identified cost $161,701,966)		$156,037,320

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (56.3)%		$(49,976,817)

Other Assets, Less Liabilities — (19.6)%		$(17,340,220)

Net Assets Applicable to Common Shares — 100.0%		$88,720,283

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company.

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 42.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 16.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions. The aggregate value of such collateral is $1,286,171.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 163.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 37.2%

$2,440	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,472,330
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	602,190
1,000	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	910,680
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,508,490
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,518,330
1,990	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	2,286,749
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,576,785
1,740	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	1,826,687
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,066,480

		$13,768,721

Electric Utilities — 7.2%

$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,023,020
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,640,121

		$2,663,141

Escrowed / Prerefunded — 4.6%

$400	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$464,348
235	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/31	263,195
940	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	984,425

		$1,711,968

General Obligations — 2.2%

$750	Newton, 5.00%, 4/1/36	$795,607

		$795,607

Health Care-Miscellaneous — 0.2%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$90,518

		$90,518

Hospital — 22.9%

$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,020,180
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,038,760
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	403,612
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,050
500	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	502,315
1,135	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,126,544
885	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	903,736
755	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	677,507
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,014,980
675	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675,972

		$8,468,656

Housing — 14.2%

$2,100	Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$1,827,714
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	911,260
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	626,821
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,872,840

		$5,238,635

Industrial Development Revenue — 1.9%

$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$695,598

		$695,598

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 11.4%

$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,082,580
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,528,550
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,611,872

		$4,223,002

Insured-Electric Utilities — 1.5%

$570	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$573,449

		$573,449

Insured-General Obligations — 8.8%

$1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,179,900
2,255	Milford, (FSA), 4.25%, 12/15/46	2,091,828

		$3,271,728

Insured-Other Revenue — 3.2%

$1,225	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,200,328

		$1,200,328

Insured-Special Tax Revenue — 14.7%

$1,450	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,465,356
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,134,050
1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	1,399,248
8,945	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	545,287
2,530	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	320,627
3,015	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	357,730
1,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	210,445

		$5,432,743

Insured-Student Loan — 6.3%

$600	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30(2)	$626,922
1,985	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,687,071

		$2,313,993

Insured-Transportation — 5.5%

$410	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$386,179
1,820	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	1,653,106

		$2,039,285

Nursing Home — 2.7%

$500	Boston Industrial Development Authority, (Alzheimer’s Center), (FHA), 6.00%, 2/1/37	$500,240
565	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	508,856

		$1,009,096

Other Revenue — 1.4%

$500	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$535,420

		$535,420

Senior Living / Life Care — 5.3%

$250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$199,818
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,307,745
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	106,602
475	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	329,165

		$1,943,330

Special Tax Revenue — 6.5%

$1,665	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$540,559
5,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,384,623
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	112,510

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue (continued)

$335	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$352,182

		$2,389,874

Water and Sewer — 5.7%

$250	Massachusetts Water Pollution Abatement Trust, 3.50%, 8/1/26	$243,052
215	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	217,451
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,649,680

		$2,110,183

Total Tax-Exempt Investments — 163.4%
(identified cost $61,746,448)		$60,475,275

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (54.2)%		$(20,051,756)

Other Assets, Less Liabilities — (9.2)%		$(3,412,812)

Net Assets Applicable to Common Shares — 100.0%		$37,010,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 31.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 14.9% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $156,731.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 156.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 5.8%

$525	Grand Valley State University, 5.625%, 12/1/29	$551,455
525	Grand Valley State University, 5.75%, 12/1/34	543,632
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	501,946

		$1,597,033

Electric Utilities — 0.2%

$60	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$60,183

		$60,183

Escrowed / Prerefunded — 18.9%

$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$544,130
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	659,478
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,401,612
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	829,973
600	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	675,156
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,066,140

		$5,176,489

General Obligations — 14.9%

$500	East Grand Rapids Public School District, 5.00%, 5/1/25	$523,255
1,500	Kent County, 5.00%, 1/1/25	1,621,590
750	Manistee Area Public Schools, 5.00%, 5/1/24	780,465
270	Michigan, 5.50%, 11/1/25	291,395
345	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	333,115
500	Wayne Charter County, 6.75%, 11/1/39	518,840

		$4,068,660

Health Care-Miscellaneous — 0.3%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$90,518

		$90,518

Hospital — 28.0%

$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$494,015
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	163,936
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	104,710
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	297,396
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	480,770
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	999,980
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	633,120
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	855,920
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	985,392
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	754,027
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	526,290
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,022,530
425	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	360,987

		$7,679,073

Housing — 3.4%

$1,000	Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$937,090

		$937,090

Industrial Development Revenue — 5.7%

$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$351,730
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	798,880
625	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	396,500

		$1,547,110

Insured-Education — 5.9%

$570	Ferris State University, (AGC), 5.125%, 10/1/33	$586,068
500	Ferris State University, (AGC), 5.25%, 10/1/38	516,740
500	Wayne State University, (FSA), 5.00%, 11/15/35	509,025

		$1,611,833

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 9.2%

$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$991,620
400	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	395,248
220	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	221,093
500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	482,580
435	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	437,632

		$2,528,173

Insured-Escrowed / Prerefunded — 11.6%

$1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	$1,071,400
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,107,680

		$3,179,080

Insured-General Obligations — 9.0%

$650	Detroit City School District, (FGIC), 4.75%, 5/1/28	$609,713
300	Detroit City School District, (FSA), 5.25%, 5/1/32	300,378
200	Eaton Rapids Public Schools, (NPFG), 4.75%, 5/1/25	200,214
100	Lincoln Consolidated School District, (FSA), 5.00%, 5/1/10	101,947
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38	1,249,950

		$2,462,202

Insured-Hospital — 6.9%

$985	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$874,227
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (NPFG), 5.50%, 7/1/24	1,002,000

		$1,876,227

Insured-Lease Revenue / Certificates of Participation — 5.5%

$1,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$320,990
4,300	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	1,183,704

		$1,504,694

Insured-Special Tax Revenue — 3.7%

$5,160	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$314,554
2,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	257,262
2,430	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	288,319
1,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	162,391

		$1,022,526

Insured-Student Loan — 7.0%

$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$902,900
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25	1,001,060

		$1,903,960

Insured-Transportation — 4.3%

$1,000	Wayne Charter County Airport, (AGC), (AMT), 5.375%, 12/1/32	$913,280
300	Wayne Charter County Airport, (NPFG), (AMT), 5.00%, 12/1/28	272,583

		$1,185,863

Insured-Water and Sewer — 9.5%

$1,650	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,562,632
1,000	Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	1,024,800

		$2,587,432

Lease Revenue / Certificates of Participation — 0.9%

$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$250,163

		$250,163

Other Revenue — 1.4%

$500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$382,035

		$382,035

Special Tax Revenue — 1.3%

$115	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$116,714
125	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	127,572

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue (continued)

$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$115,642

		$359,928

Water and Sewer — 3.3%

$600	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	$637,326
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(1)	270,643

		$907,969

Total Tax-Exempt Investments — 156.7%
(identified cost $44,152,713)		$42,918,241

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (63.9)%		$(17,500,850)

Other Assets, Less Liabilities — 7.2%		$1,974,276

Net Assets Applicable to Common Shares — 100.0%		$27,391,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 46.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 18.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 168.5%

Principal Amount
(000’s omitted)	Security	Value

Education — 21.3%

$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$244,273
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	232,958
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	207,761
3,000	New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	3,130,890
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,543,435
1,650	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,690,210
965	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	1,086,571
3,150	Rutgers State University, 5.00%, 5/1/39(1)	3,262,392

		$13,398,490

Electric Utilities — 2.3%

$1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,479,915

		$1,479,915

General Obligations — 2.1%

$1,365	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	$1,317,976

		$1,317,976

Health Care-Miscellaneous — 0.4%

$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$271,554

		$271,554

Hospital — 24.3%

$90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$72,325
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	89,733
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,478,245
2,515	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,530,593
2,685	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,599,026
500	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	478,105
1,525	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,532,594
1,750	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,755,390
2,810	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,601,105
1,075	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,109,303

		$15,246,419

Housing — 4.6%

$715	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$648,155
2,340	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	2,258,053

		$2,906,208

Industrial Development Revenue — 12.8%

$500	Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500,475
585	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	592,271
1,235	New Jersey Economic Development Authority, (American Water Co.), (AMT), 5.70%, 10/1/39	1,207,694
3,220	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,679,813
435	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	362,177
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	779,610
2,080	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,891,386

		$8,013,426

Insured-Education — 5.5%

$3,365	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$3,447,463

		$3,447,463

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 2.0%

$1,250	Vineland, (Electric Utility), (NPFG), (AMT), 5.25%, 5/15/26	$1,250,837

		$1,250,837

Insured-Gas Utilities — 8.2%

$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$5,137,500

		$5,137,500

Insured-General Obligations — 2.9%

$460	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	$424,649
1,240	Lakewood Township, (AGC), 5.75%, 11/1/31	1,393,487

		$1,818,136

Insured-Hospital — 6.6%

$750	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$761,317
1,495	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,468,150
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	491,020
1,380	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,419,275

		$4,139,762

Insured-Housing — 5.2%

$3,390	New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (FSA), (AMT), 5.05%, 5/1/34	$3,283,554

		$3,283,554

Insured-Industrial Development Revenue — 1.3%

$885	New Jersey Economic Development Authority, (New Jersey American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$811,642

		$811,642

Insured-Lease Revenue / Certificates of Participation — 4.4%

$1,500	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,609,815
1,000	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,124,320

		$2,734,135

Insured-Other Revenue — 1.7%

$1,015	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,059,670

		$1,059,670

Insured-Special Tax Revenue — 11.6%

$6,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/25	$2,880,060
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,797,499
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	790,042
7,185	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	437,998
2,745	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	347,874
5,445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	646,049
3,425	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	378,360

		$7,277,882

Insured-Student Loan — 5.0%

$2,970	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30(2)	$3,127,677

		$3,127,677

Insured-Transportation — 5.5%

$2,520	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$1,064,549
5,570	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,635,408
400	Port Authority of New York and New Jersey, (FGIC), (NPFG), (AMT), 5.00%, 8/1/36	391,892
315	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	339,447

		$3,431,296

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 4.7%

$3,090	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$2,956,234

		$2,956,234

Lease Revenue / Certificates of Participation — 6.1%

$1,500	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,568,685
2,250	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	2,281,590

		$3,850,275

Other Revenue — 7.5%

$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$258,984
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	243,821
2,700	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	2,784,132
600	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	618,696
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	215,379
900	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	590,283

		$4,711,295

Senior Living / Life Care — 2.8%

$465	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$443,503
770	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	702,633
815	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	619,995

		$1,766,131

Solid Waste — 1.5%

$985	Cumberland County Improvement Authority, (Solid Waste System), 5.00%, 1/1/30	$966,600

		$966,600

Special Tax Revenue — 1.2%

$100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$88,795
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	142,992
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	525,645

		$757,432

Student Loan — 0.9%

$510	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$534,271

		$534,271

Transportation — 16.1%

$250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$270,093
815	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	889,784
3,600	New Jersey Turnpike Authority, 5.25%, 1/1/40	3,715,344
980	Port Authority of New York and New Jersey, 4.50%, 11/1/33	961,654
1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/34	1,021,320
1,995	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	2,094,005
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,189,312

		$10,141,512

Total Tax-Exempt Investments — 168.5%
(identified cost $107,012,592)		$105,837,292

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (53.2)%		$(33,426,215)

Other Assets, Less Liabilities — (15.3)%		$(9,618,585)

Net Assets Applicable to Common Shares — 100.0%		$62,792,492

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

FSA - Financial Security Assurance, Inc.
NPFG - National Public Finance Guaranty Corp.
XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 38.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 11.0% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $315,927.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 164.7%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.4%

$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$952,292

		$952,292

Education — 12.2%

$315	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$317,482
1,210	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,264,765
325	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	337,490
440	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	451,713
1,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	1,055,290
510	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	535,944
2,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,079,460
2,250	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,466,247

		$8,508,391

Electric Utilities — 5.2%

$1,420	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,593,609
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,041,473

		$3,635,082

General Obligations — 11.2%

$6,000	New York City, 5.25%, 9/15/33(2)	$6,134,880
1,000	New York City, 6.25%, 10/15/28	1,165,020
570	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	550,364

		$7,850,264

Health Care-Miscellaneous — 6.4%

$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$887,005
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	918,444
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	181,036
50	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50,696
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	101,393
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,291,900

		$4,430,474

Hospital — 28.8%

$175	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$170,371
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	421,484
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,164,088
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,454,550
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	411,752
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,235,250
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	4,016,440
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,662,620
900	New York Dormitory Authority, (Mount Sinai Hospital), 5.50%, 7/1/26	900,513
845	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	797,857
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,211,650
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	382,070
835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	740,937
680	New York Dormitory Authority, (St. Luke’s Roosevelt Hospital), 4.90%, 8/15/31	658,920
1,250	Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,143,138
650	Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	604,903
2,105	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,156,825

		$20,133,368

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing — 17.1%

$1,500	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,439,625
2,620	New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,556,910
1,000	New York Housing Finance Agency, 5.25%, 11/1/41	1,004,380
2,625	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,665,635
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,441,080
1,990	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,847,417
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	974,610

		$11,929,657

Industrial Development Revenue — 12.7%

$1,000	Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,009,440
2,525	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	2,494,619
1,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,485,255
440	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	394,460
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500,700
670	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	539,571
465	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	465,442

		$8,889,487

Insured-Education — 6.1%

$1,250	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,209,950
1,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38	1,537,830
5,365	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	1,519,046

		$4,266,826

Insured-Electric Utilities — 2.2%

$1,365	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,518,017

		$1,518,017

Insured-General Obligations — 1.4%

$910	New Rochelle City School District, (AGC), 4.00%, 11/15/21	$938,993

		$938,993

Insured-Lease Revenue / Certificates of Participation — 4.3%

$3,600	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,990,412

		$2,990,412

Insured-Other Revenue — 2.6%

$2,645	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$784,692
3,625	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	1,009,091

		$1,793,783

Insured-Special Tax Revenue — 7.9%

$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$904,630
1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	947,910
4,440	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	748,851
19,745	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,203,655
3,380	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	428,347
6,705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	795,548
4,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	466,736

		$5,495,677

Insured-Transportation — 5.8%

$4,060	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$4,064,060

		$4,064,060

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 1.3%

$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$908,180

		$908,180

Lease Revenue / Certificates of Participation — 4.7%

$2,345	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$2,229,978
1,000	New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,081,170

		$3,311,148

Other Revenue — 1.4%

$1,285	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,004,150

		$1,004,150

Senior Living / Life Care — 3.0%

$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,310,510
900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	802,710

		$2,113,220

Special Tax Revenue — 2.3%

$1,000	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	$1,043,250
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	572,953

		$1,616,203

Transportation — 16.3%

$1,685	Metropolitan Transportation Authority, 4.50%, 11/15/37	$1,542,247
3,120	Metropolitan Transportation Authority, 4.50%, 11/15/38	2,847,031
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	1,942,513
1,190	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	1,141,127
990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,039,130
2,750	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	2,900,617

		$11,412,665

Water and Sewer — 10.4%

$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$153,135
325	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	79,398
3,105	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,412,540
2,535	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance Authority), 5.00%, 6/15/37(2)	2,611,329
1,000	Saratoga County Water Authority, 5.00%, 9/1/48	1,006,410

		$7,262,812

Total Tax-Exempt Investments — 164.7%
(identified cost $117,759,739)		$115,025,161

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (48.3)%		$(33,726,635)

Other Assets, Less Liabilities — (16.4)%		$(11,441,827)

Net Assets Applicable to Common Shares — 100.0%		$69,856,699

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FNMA - Federal National Mortgage Association

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 19.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 8.9% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 154.1%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.4%

$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$359,602
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	197,632

		$557,234

Electric Utilities — 0.8%

$310	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$311,017

		$311,017

Escrowed / Prerefunded — 14.5%

$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,067,220
1,000	Mahoning County, (Career and Technical Center), Prerefunded to 12/1/11, 6.25%, 12/1/36	1,104,640
2,530	Puerto Rico Infrastructure Financing Authority, Prerefunded to 10/1/10, 5.50%, 10/1/32	2,666,671
670	Richland County Hospital Facilities, (MedCentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	714,655

		$5,553,186

General Obligations — 12.3%

$1,000	Barberton City School District, 4.50%, 12/1/33	$954,770
1,090	Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,169,744
500	Columbus, 5.00%, 7/1/23(1)	532,820
1,000	Columbus City School District, 5.00%, 12/1/29	1,059,760
1,000	Maple Heights City School District, 5.00%, 1/15/37	981,010

		$4,698,104

Health Care-Miscellaneous — 0.2%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$90,518

		$90,518

Hospital — 11.5%

$1,245	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	$1,127,410
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	502,705
500	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	517,055
1,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,025,820
1,000	Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.75%, 1/15/46	878,550
330	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/22	337,520

		$4,389,060

Housing — 12.3%

$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.625%, 9/1/27	$952,740
790	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.75%, 3/1/37	719,200
600	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/31	583,668
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,450,900

		$4,706,508

Industrial Development Revenue — 9.1%

$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,028,127
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,249,775
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	223,902

		$3,501,804

Insured-Education — 9.6%

$1,000	Kent State University, (AGC), 5.00%, 5/1/26	$1,050,550
730	Miami University, (AMBAC), 3.25%, 9/1/26	614,667
1,500	University of Akron, Series A, (FSA), 5.00%, 1/1/38	1,520,850
500	University of Akron, Series B, (FSA), 5.00%, 1/1/38	509,300

		$3,695,367

Insured-Electric Utilities — 16.9%

$1,000	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,051,630
710	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	300,586

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$2,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	$428,200
830	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	370,196
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,250,970
2,195	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	2,106,519
210	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	211,044
250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	241,290
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	517,960

		$6,478,395

Insured-Escrowed / Prerefunded — 4.8%

$245	Cuyahoga County Hospital, (Cleveland Clinic Health System), (NPFG), Escrowed to Maturity, 5.125%, 1/1/29	$245,919
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,058,340
500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	540,200

		$1,844,459

Insured-General Obligations — 16.3%

$280	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$284,197
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	208,390
500	Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	503,605
2,455	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	811,304
1,500	Madeira City School District, (FSA), 3.50%, 12/1/27	1,350,675
1,750	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,820,000
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	756,720
500	Wadsworth City School District, (AGC), 5.00%, 12/1/37	505,915

		$6,240,806

Insured-Hospital — 6.7%

$590	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$560,223
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,503,810
485	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 17.583%, 2/1/29(2)(3)(4)	498,231

		$2,562,264

Insured-Lease Revenue / Certificates of Participation — 1.3%

$500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$495,855

		$495,855

Insured-Special Tax Revenue — 3.8%

$9,905	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$603,809
1,690	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	214,174
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	397,477
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	231,987

		$1,447,447

Insured-Transportation — 7.2%

$385	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$385,104
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,175,610
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,184,180

		$2,744,894

Insured-Water and Sewer — 2.4%

$250	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$230,185
750	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	686,933

		$917,118

Lease Revenue / Certificates of Participation — 1.4%

$500	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$540,530

		$540,530

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 4.5%

$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$305,625
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	505,726
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	900,530

		$1,711,881

Pooled Loans — 10.8%

$550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$557,683
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,060,790
1,245	Rickenbacher Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,301,855
310	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	255,239
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	953,128

		$4,128,695

Special Tax Revenue — 6.3%

$520	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$528,850
1,380	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,429,735
155	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	157,310
170	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	173,499
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	115,642

		$2,405,036

Total Tax-Exempt Investments — 154.1%
(identified cost $58,836,479)		$59,020,178

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (59.3)%		$(22,726,652)

Other Assets, Less Liabilities — 5.2%		$2,001,931

Net Assets Applicable to Common Shares — 100.0%		$38,295,457

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 44.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 16.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate value of the securities is $498,231 or 1.3% of the Trust’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2009.

(5)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 160.7%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 3.1%

$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,124,130

		$1,124,130

Cogeneration — 3.7%

$160	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$161,334
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	328,115
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	324,955
575	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	520,243

		$1,334,647

Education — 5.9%

$500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$500,345
1,200	Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,137,612
500	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	509,045

		$2,147,002

Electric Utilities — 2.9%

$435	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$430,628
600	York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	610,854

		$1,041,482

Escrowed / Prerefunded — 1.9%

$600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	$688,680

		$688,680

General Obligations — 7.3%

$500	Chester County, 5.00%, 7/15/27(1)	$556,280
1,000	Daniel Boone Area School District, 5.00%, 8/15/32	1,026,920
1,000	Philadelphia School District, 6.00%, 9/1/38	1,078,920

		$2,662,120

Health Care-Miscellaneous — 0.3%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$90,518

		$90,518

Hospital — 19.5%

$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$495,950
750	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	783,105
1,215	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,188,221
750	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	721,133
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,385,325
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,120,015
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	876,605
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	514,150

		$7,084,504

Housing — 16.6%

$515	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$486,072
1,170	Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,161,623
935	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	838,882
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,174,788
500	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 10/1/31	479,530
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	949,020
970	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	942,006

		$6,031,921

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 11.4%

$200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39(3)	$200,932
750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	705,292
500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	500,010
250	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	267,330
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,011,960
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	455,680
1,550	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	983,320

		$4,124,524

Insured-Education — 16.7%

$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$515,120
1,675	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,588,302
1,115	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,123,653
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/33	1,015,120
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	530,750
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	392,936
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	898,345

		$6,064,226

Insured-Electric Utilities — 1.1%

$400	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC) (NPFG), 4.75%, 2/15/27	$393,052

		$393,052

Insured-Escrowed / Prerefunded — 8.4%

$1,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,604,976
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,429,260

		$3,034,236

Insured-General Obligations — 2.3%

$500	Beaver County, (FSA), 5.55%, 11/15/31	$534,370
300	West Mifflin Area School District, (FSA), 5.125%, 4/1/31	312,195

		$846,565

Insured-Hospital — 14.5%

$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$276,480
450	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	429,737
1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(2)	1,397,491
1,285	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (NPFG), 5.25%, 7/1/29(4)	1,215,777
2,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,938,960

		$5,258,445

Insured-Lease Revenue / Certificates of Participation — 7.2%

$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$513,705
1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	1,228,460
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	885,728

		$2,627,893

Insured-Special Tax Revenue — 6.8%

$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$999,930
9,870	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	601,675
1,690	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	214,174
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	397,477

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$231,987

		$2,445,243

Insured-Transportation — 14.8%

$1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/38	$993,980
1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/39	993,280
500	Philadelphia, Airport Revenue, (FSA), (AMT), 5.00%, 6/15/27	494,235
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005,482
1,800	Puerto Rico Highway and Transportation Authority, (AGC) (CIFG), 5.25%, 7/1/41(2)	1,863,729

		$5,350,706

Insured-Water and Sewer — 7.0%

$275	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$294,162
585	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	546,191
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	824,408
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (NPFG), (AMT), 6.00%, 6/1/29	502,150
360	Philadelphia Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	361,440

		$2,528,351

Senior Living / Life Care — 3.9%

$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27(5)	$543,020
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	505,865
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	192,842
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	182,070

		$1,423,797

Special Tax Revenue — 0.3%

$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$115,642

		$115,642

Transportation — 2.9%

$270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	$272,387
750	Pennsylvania Turnpike Commission, 5.625%, 6/1/29	793,852

		$1,066,239

Water and Sewer — 2.2%

$750	Harrisburg Water Authority, 5.25%, 7/15/31	$787,613

		$787,613

Total Tax-Exempt Investments — 160.7%
(identified cost $59,221,532)		$58,271,536

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (58.4)%		$(21,176,855)

Other Assets, Less Liabilities — (2.3)%		$(839,481)

Net Assets Applicable to Common Shares — 100.0%		$36,255,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 49.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 15.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security is in default and is making only partial interest payments.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of November 30, 2009	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Assets

Investments —
Identified cost	$161,701,966	$61,746,448	$44,152,713	$107,012,592
Unrealized depreciation	(5,664,646)	(1,271,173)	(1,234,472)	(1,175,300)

Investments, at value	$156,037,320	$60,475,275	$42,918,241	$105,837,292

Cash	$—	$—	$1,479,025	$485,064
Interest receivable	2,022,442	1,083,377	601,114	1,704,359
Receivable for investments sold	9,500	—	—	1,031,678
Deferred debt issuance costs	34,074	4,725	—	4,368

Total assets	$158,103,336	$61,563,377	$44,998,380	$109,062,761

Liabilities

Payable for floating rate notes issued	$18,945,000	$3,880,000	$—	$12,572,000
Payable for variation margin on open financial futures contracts	6,750	—	656	—
Payable for open swap contracts	123,610	45,308	13,675	79,238
Due to custodian	95,458	463,481	—	—
Payable to affiliates:
Investment adviser fee	85,495	31,887	25,886	57,950
Administration fee	22,959	9,624	7,396	13,649
Trustees’ fees	1,023	449	371	713
Interest expense and fees payable	33,663	8,940	—	38,844
Accrued expenses	92,278	61,225	57,879	81,660

Total liabilities	$19,406,236	$4,500,914	$105,863	$12,844,054

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,976,817	$20,051,756	$17,500,850	$33,426,215

Net assets applicable to common shares	$88,720,283	$37,010,707	$27,391,667	$62,792,492

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$71,958	$27,244	$21,163	$46,275
Additional paid-in capital	104,374,378	39,685,494	30,947,836	66,507,684
Accumulated net realized loss	(10,828,755)	(1,886,042)	(2,645,922)	(3,384,599)
Accumulated undistributed net investment income	1,086,959	500,492	336,851	877,670
Net unrealized depreciation	(5,984,257)	(1,316,481)	(1,268,261)	(1,254,538)

Net assets applicable to common shares	$88,720,283	$37,010,707	$27,391,667	$62,792,492

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding

	7,195,830	2,724,361	2,116,294	4,627,486

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.33	$13.59	$12.94	$13.57

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of November 30, 2009	New York Trust	Ohio Trust	Pennsylvania Trust

Assets

Investments —
Identified cost	$117,759,739	$58,836,479	$59,221,532
Unrealized appreciation (depreciation)	(2,734,578)	183,699	(949,996)

Investments, at value	$115,025,161	$59,020,178	$58,271,536

Cash	$4,448,672	$865,127	$861,037
Interest receivable	1,666,184	980,941	939,645
Receivable for investments sold	34,945	1,130,000	59,968
Deferred debt issuance costs	27,566	—	—

Total assets	$121,202,528	$61,996,246	$60,132,186

Liabilities

Payable for floating rate notes issued	$17,220,000	$830,000	$2,370,000
Payable for when-issued securities	—	—	200,000
Payable for variation margin on open financial futures contracts	5,625	1,500	4,688
Payable for open swap contracts	183,002	28,297	2,984
Payable to affiliates:
Investment adviser fee	65,904	35,514	33,843
Administration fee	18,830	10,147	9,670
Trustees’ fees	808	470	459
Interest expense and fees payable	34,697	4,093	12,988
Accrued expenses	90,328	64,116	65,499

Total liabilities	$17,619,194	$974,137	$2,700,131

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,726,635	$22,726,652	$21,176,855

Net assets applicable to common shares	$69,856,699	$38,295,457	$36,255,200

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$54,083	$28,330	$27,097
Additional paid-in capital	78,479,139	40,606,053	38,479,586
Accumulated net realized loss	(6,334,145)	(2,957,058)	(1,595,074)
Accumulated undistributed net investment income	738,537	506,527	420,183
Net unrealized appreciation (depreciation)	(3,080,915)	111,605	(1,076,592)

Net assets applicable to common shares	$69,856,699	$38,295,457	$36,255,200

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding

	5,408,323	2,833,026	2,709,670

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.92	$13.52	$13.38

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended November 30, 2009	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investment Income

Interest	$8,570,653	$3,295,176	$2,514,570	$5,719,234

Total investment income	$8,570,653	$3,295,176	$2,514,570	$5,719,234

Expenses

Investment adviser fee	$982,945	$384,156	$301,051	$650,257
Administration fee	280,841	109,245	86,014	185,787
Trustees’ fees and expenses	6,329	2,776	2,322	4,325
Custodian fee	59,932	32,407	29,844	53,766
Transfer and dividend disbursing agent fees	19,344	22,048	19,039	23,052
Legal and accounting services	64,743	45,585	44,184	66,555
Printing and postage	15,454	10,329	11,490	15,995
Interest expense and fees	190,627	46,682	15,377	129,955
Preferred shares service fee	87,100	35,014	29,874	59,156
Miscellaneous	55,585	28,073	32,065	39,443

Total expenses	$1,762,900	$716,315	$571,260	$1,228,291

Deduct —
Reduction of custodian fee	$1,613	$475	$249	$1,475

Total expense reductions	$1,613	$475	$249	$1,475

Net expenses	$1,761,287	$715,840	$571,011	$1,226,816

Net investment income	$6,809,366	$2,579,336	$1,943,559	$4,492,418

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(920,349)	$37,626	$(166,028)	$(1,496,039)
Financial futures contracts	(503,659)	—	(63,208)	—
Swap contracts	(2,832,578)	(1,033,694)	(131,401)	(1,815,619)

Net realized loss	$(4,256,586)	$(996,068)	$(360,637)	$(3,311,658)

Change in unrealized appreciation (depreciation) —
Investments	$17,229,689	$8,823,280	$4,359,788	$19,961,300
Financial futures contracts	153,248	—	22,668	—
Swap contracts	3,544,367	1,295,442	200,560	2,271,930

Net change in unrealized appreciation (depreciation)	$20,927,304	$10,118,722	$4,583,016	$22,233,230

Net realized and unrealized gain	$16,670,718	$9,122,654	$4,222,379	$18,921,572

Distributions to preferred shareholders —
From net investment income	$(335,254)	$(133,574)	$(117,661)	$(221,791)

Net increase in net assets from operations	$23,144,830	$11,568,416	$6,048,277	$23,192,199

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended November 30, 2009	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Income

Interest	$6,538,663	$3,396,426	$3,280,201

Total investment income	$6,538,663	$3,396,426	$3,280,201

Expenses

Investment adviser fee	$741,770	$405,180	$388,335
Administration fee	211,934	115,766	110,953
Trustees’ fees and expenses	4,869	2,925	2,814
Custodian fee	45,370	35,274	35,448
Transfer and dividend disbursing agent fees	19,530	19,400	23,271
Legal and accounting services	80,673	49,349	50,617
Printing and postage	18,255	12,579	13,588
Interest expense and fees	147,215	7,432	68,391
Preferred shares service fee	57,488	38,280	36,863
Miscellaneous	39,105	36,693	37,496

Total expenses	$1,366,209	$722,878	$767,776

Deduct —
Reduction of custodian fee	$1,831	$236	$1,000

Total expense reductions	$1,831	$236	$1,000

Net expenses	$1,364,378	$722,642	$766,776

Net investment income	$5,174,285	$2,673,784	$2,513,425

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,994,240)	$(42,966)	$624,027
Financial futures contracts	208,191	(132,657)	(83,946)
Swap contracts	(1,699,763)	(692,404)	(384,794)

Net realized gain (loss)	$(3,485,812)	$(868,027)	$155,287

Change in unrealized appreciation (depreciation) —
Investments	$19,464,909	$8,304,061	$7,174,474
Financial futures contracts	203,232	31,248	150,592
Swap contracts	2,593,901	945,807	581,166

Net change in unrealized appreciation (depreciation)	$22,262,042	$9,281,116	$7,906,232

Net realized and unrealized gain	$18,776,230	$8,413,089	$8,061,519

Distributions to preferred shareholders —
From net investment income	$(225,861)	$(154,413)	$(143,754)

Net increase in net assets from operations	$23,724,654	$10,932,460	$10,431,190

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2009
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,809,366	$2,579,336	$1,943,559	$4,492,418
Net realized loss from investment transactions, financial futures contracts and swap contracts	(4,256,586)	(996,068)	(360,637)	(3,311,658)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	20,927,304	10,118,722	4,583,016	22,233,230
Distributions to preferred shareholders —
From net investment income	(335,254)	(133,574)	(117,661)	(221,791)

Net increase in net assets from operations	$23,144,830	$11,568,416	$6,048,277	$23,192,199

Distributions to common shareholders —
From net investment income	$(5,613,275)	$(2,243,084)	$(1,633,791)	$(3,904,585)

Total distributions to common shareholders	$(5,613,275)	$(2,243,084)	$(1,633,791)	$(3,904,585)

Capital share transactions
Reinvestment of distributions to common shareholders	$123,925	$109,415	$—	$45,520

Net increase in net assets from capital share transactions	$123,925	$109,415	$—	$45,520

Net increase in net assets	$17,655,480	$9,434,747	$4,414,486	$19,333,134

Net Assets Applicable to Common Shares

At beginning of year	$71,064,803	$27,575,960	$22,977,181	$43,459,358

At end of year	$88,720,283	$37,010,707	$27,391,667	$62,792,492

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,086,959	$500,492	$336,851	$877,670

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2009
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,174,285	$2,673,784	$2,513,425
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(3,485,812)	(868,027)	155,287
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	22,262,042	9,281,116	7,906,232
Distributions to preferred shareholders —
From net investment income	(225,861)	(154,413)	(143,754)

Net increase in net assets from operations	$23,724,654	$10,932,460	$10,431,190

Distributions to common shareholders —
From net investment income	$(4,532,706)	$(2,247,968)	$(2,134,974)

Total distributions to common shareholders	$(4,532,706)	$(2,247,968)	$(2,134,974)

Capital share transactions
Reinvestment of distributions to common shareholders	$339,723	$48,010	$15,281

Net increase in net assets from capital share transactions	$339,723	$48,010	$15,281

Net increase in net assets	$19,531,671	$8,732,502	$8,311,497

Net Assets Applicable to Common Shares

At beginning of year	$50,325,028	$29,562,955	$27,943,703

At end of year	$69,856,699	$38,295,457	$36,255,200

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$738,537	$506,527	$420,183

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2008
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,768,884	$2,569,040	$1,969,595	$4,475,055
Net realized loss from investment transactions, financial futures contracts and swap contracts	(6,124,422)	(612,600)	(495,940)	(54,943)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(31,366,590)	(12,219,153)	(7,276,840)	(25,737,490)
Distributions to preferred shareholders —
From net investment income	(1,988,268)	(754,703)	(636,924)	(1,337,294)

Net decrease in net assets from operations	$(32,710,396)	$(11,017,416)	$(6,440,109)	$(22,654,672)

Distributions to common shareholders —
From net investment income	$(4,831,246)	$(1,761,505)	$(1,293,055)	$(2,911,723)

Total distributions to common shareholders	$(4,831,246)	$(1,761,505)	$(1,293,055)	$(2,911,723)

Capital share transactions
Reinvestment of distributions to common shareholders	$39,205	$13,438	$—	$24,930

Net increase in net assets from capital share transactions	$39,205	$13,438	$—	$24,930

Net decrease in net assets	$(37,502,437)	$(12,765,483)	$(7,733,164)	$(25,541,465)

Net Assets Applicable to Common Shares

At beginning of year	$108,567,240	$40,341,443	$30,710,345	$69,000,823

At end of year	$71,064,803	$27,575,960	$22,977,181	$43,459,358

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$349,290	$306,610	$152,189	$564,471

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2008
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,305,250	$2,719,400	$2,671,240
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,198,429)	(705,775)	(568,083)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(29,443,679)	(11,769,463)	(11,766,420)
Distributions to preferred shareholders —
From net investment income	(1,443,622)	(858,575)	(809,974)

Net decrease in net assets from operations	$(27,780,480)	$(10,614,413)	$(10,473,237)

Distributions to common shareholders —
From net investment income	$(3,874,132)	$(1,775,906)	$(1,764,997)

Total distributions to common shareholders	$(3,874,132)	$(1,775,906)	$(1,764,997)

Capital share transactions
Reinvestment of distributions to common shareholders	$48,143	$—	$—

Net increase in net assets from capital share transactions	$48,143	$—	$—

Net decrease in net assets	$(31,606,469)	$(12,390,319)	$(12,238,234)

Net Assets Applicable to Common Shares

At beginning of year	$81,931,497	$41,953,274	$40,181,937

At end of year	$50,325,028	$29,562,955	$27,943,703

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$365,184	$262,411	$228,855

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Cash Flows

For the Year Ended November 30, 2009
Cash Flows From Operating Activities	California Trust	New Jersey Trust	New York Trust

Net increase in net assets from operations	$23,144,830	$23,192,199	$23,724,654
Distributions to preferred shareholders	335,254	221,791	225,861

Net increase in net assets from operations excluding distributions to preferred shareholders	$23,480,084	$23,413,990	$23,950,515
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(32,532,391)	(47,185,162)	(21,696,556)
Investments sold	26,450,161	47,481,277	24,546,572
Net accretion/amortization of premium (discount)	(1,455,680)	(755,931)	(496,548)
Amortization of deferred debt issuance costs	7,003	1,363	17,354
Increase in interest receivable	(96,014)	(214,465)	(3,564)
Increase in receivable for investments sold	(1,000)	(1,031,678)	(4,945)
Decrease in payable for variation margin on open financial future contracts	(44,297)	—	(47,953)
Decrease in payable for open swap contracts	(3,544,367)	(2,271,930)	(2,593,901)
Increase in payable to affiliate for investment adviser fee	6,988	8,947	8,264
Increase (decrease) in payable to affiliate for administration fee	1,395	(352)	2,361
Increase in payable to affiliate for Trustees’ fees	187	147	162
Decrease in interest expense and fees payable	(61,235)	(39,078)	(82,581)
Increase (decrease) in accrued expenses	(10,696)	6,252	(6,226)
Net change in unrealized (appreciation) depreciation from investments	(17,229,689)	(19,961,300)	(19,464,909)
Net realized loss from investment transactions	920,349	1,496,039	1,994,240

Net cash provided by (used in) operating activities	$(4,109,202)	$948,119	$6,122,285

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(5,489,350)	$(3,859,065)	$(4,192,983)
Cash distributions paid to preferred shareholders	(337,391)	(223,512)	(228,655)
Liquidation of auction preferred shares	—	(725,000)	—
Proceeds from secured borrowings	4,705,000	4,525,000	2,070,000
Repayment of secured borrowings	(1,330,000)	—	—
Increase (decrease) in due to custodian	95,458	(180,478)	—

Net cash used in financing activities	$(2,356,283)	$(463,055)	$(2,351,638)

Net increase (decrease) in cash	$(6,465,485)	$485,064	$3,770,647

Cash at beginning of year	$6,465,485	$—	$678,025

Cash at end of year	$—	$485,064	$4,448,672

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$123,925	$45,520	$339,723
Cash paid for interest and fees	$250,424	$168,670	$222,135

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust

	Year Ended November 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$9.890	$15.120	$16.430		$15.420	$15.070

Income (Loss) From Operations

Net investment income(1)	$0.947	$0.943	$0.936		$0.962	$1.013
Net realized and unrealized gain (loss)	2.321	(5.223)	(1.294)		1.028	0.383
Distributions to preferred shareholders
From net investment income(1)	(0.047)	(0.277)	(0.280)		(0.239)	(0.154)

Total income (loss) from operations	$3.221	$(4.557)	$(0.638)		$1.751	$1.242

Less Distributions to Common Shareholders

From net investment income	$(0.781)	$(0.673)	$(0.672)		$(0.741)	$(0.892)

Total distributions to common shareholders	$(0.781)	$(0.673)	$(0.672)		$(0.741)	$(0.892)

Net asset value — End of year (Common shares)	$12.330	$9.890	$15.120		$16.430	$15.420

Market value — End of year (Common shares)	$12.170	$9.150	$13.160		$15.050	$13.650

Total Investment Return on Net Asset Value(2)	34.24%	(30.70)%	(3.65)%		12.10%	8.72%

Total Investment Return on Market Value(2)	43.19%	(26.34)%	(8.44)%		15.99%	(4.34)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$88,720	$71,065	$108,567		$117,966	$110,760
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.93%	1.87%	1.78	%(4)	1.79%	1.78%
Interest and fee expense(5)	0.23%	0.37%	0.34%		0.49%	0.33%
Total expenses before custodian fee reduction	2.16%	2.24%	2.12	%(4)	2.28%	2.11%
Expenses after custodian fee reduction excluding interest and fees	1.93%	1.85%	1.76	%(4)	1.77%	1.76%
Net investment income	8.35%	6.91%	5.94%		6.12%	6.52%
Portfolio Turnover	18%	31%	40%		26%	31%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.19%	1.18%	1.17	%(4)	1.18%	1.16%
Interest and fee expense(5)	0.15%	0.24%	0.22%		0.32%	0.22%
Total expenses before custodian fee reduction	1.34%	1.42%	1.39	%(4)	1.50%	1.38%
Expenses after custodian fee reduction excluding interest and fees	1.19%	1.17%	1.16	%(4)	1.16%	1.15%
Net investment income	5.18%	4.39%	3.90%		4.03%	4.26%

Senior Securities:
Total preferred shares outstanding	1,999	1,999	2,360		2,360	2,360
Asset coverage per preferred share(6)	$69,383	$60,552	$71,003		$74,997	$71,942
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust

	Year Ended November 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$10.160	$14.860	$16.170		$15.270	$15.090

Income (Loss) From Operations

Net investment income(1)	$0.948	$0.947	$0.914		$0.931	$0.973
Net realized and unrealized gain (loss)	3.356	(4.720)	(1.314)		0.926	0.234
Distributions to preferred shareholders
From net investment income(1)	(0.049)	(0.278)	(0.271)		(0.243)	(0.145)

Total income (loss) from operations	$4.255	$(4.051)	$(0.671)		$1.614	$1.062

Less Distributions to Common Shareholders

From net investment income	$(0.825)	$(0.649)	$(0.639)		$(0.714)	$(0.882)

Total distributions to common shareholders	$(0.825)	$(0.649)	$(0.639)		$(0.714)	$(0.882)

Net asset value — End of year (Common shares)	$13.590	$10.160	$14.860		$16.170	$15.270

Market value — End of year (Common shares)	$13.260	$8.930	$13.050		$14.920	$14.800

Total Investment Return on Net Asset Value(2)	43.29%	(28.02)%	(3.94)%		11.05%	7.02%

Total Investment Return on Market Value(2)	58.91%	(27.89)%	(8.57)%		5.72%	(6.89)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$37,011	$27,576	$40,341		$43,875	$41,395
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.02%	2.06%	1.91	%(4)	1.88%	1.88%
Interest and fee expense(5)	0.14%	0.26%	0.61%		0.77%	0.52%
Total expenses before custodian fee reduction	2.16%	2.32%	2.52	%(4)	2.65%	2.40%
Expenses after custodian fee reduction excluding interest and fees	2.02%	2.04%	1.89	%(4)	1.87%	1.87%
Net investment income	7.77%	7.03%	5.90%		6.01%	6.29%
Portfolio Turnover	24%	40%	42%		22%	13%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.26%	1.31%	1.26	%(4)	1.24%	1.24%
Interest and fee expense(5)	0.09%	0.16%	0.40%		0.51%	0.34%
Total expenses before custodian fee reduction	1.35%	1.47%	1.66	%(4)	1.75%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.26%	1.30%	1.25	%(4)	1.24%	1.24%
Net investment income	4.85%	4.47%	3.91%		3.98%	4.15%

Senior Securities:
Total preferred shares outstanding	802	802	860		860	860
Asset coverage per preferred share(6)	$71,150	$59,391	$71,920		$76,024	$73,138
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust

	Year Ended November 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$10.860	$14.510	$15.420		$14.820	$14.860

Income (Loss) From Operations

Net investment income(1)	$0.918	$0.931	$0.913		$0.950	$0.995
Net realized and unrealized gain (loss)	1.990	(3.669)	(0.881)		0.608	0.010
Distributions to preferred shareholders
From net investment income(1)	(0.056)	(0.301)	(0.296)		(0.256)	(0.172)

Total income (loss) from operations	$2.852	$(3.039)	$(0.264)		$1.302	$0.833

Less Distributions to Common Shareholders

From net investment income	$(0.772)	$(0.611)	$(0.646)		$(0.702)	$(0.873)

Total distributions to common shareholders	$(0.772)	$(0.611)	$(0.646)		$(0.702)	$(0.873)

Net asset value — End of year (Common shares)	$12.940	$10.860	$14.510		$15.420	$14.820

Market value — End of year (Common shares)	$11.530	$7.920	$12.430		$14.110	$13.500

Total Investment Return on Net Asset Value(2)	28.08%	(21.02)%	(1.37)%		9.38%	5.62%

Total Investment Return on Market Value(2)	56.49%	(32.76)%	(7.66)%		9.88%	(13.87)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$27,392	$22,977	$30,710		$32,643	$31,357
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.18%	2.15%	2.03	%(4)	1.97%	2.00%
Interest and fee expense(5)	0.06%	0.16%	0.32%		0.46%	0.40%
Expenses before custodian fee reduction	2.24%	2.31%	2.35	%(4)	2.43%	2.40%
Expenses after custodian fee reduction excluding interest and fees	2.18%	2.13%	2.01	%(4)	1.96%	1.99%
Net investment income	7.61%	6.96%	6.12%		6.35%	6.60%
Portfolio Turnover	23%	24%	22%		22%	14%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.29%	1.33%	1.31	%(4)	1.27%	1.29%
Interest and fee expense(5)	0.04%	0.10%	0.21%		0.29%	0.26%
Expenses before custodian fee reduction	1.33%	1.43%	1.52	%(4)	1.56%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.29%	1.31%	1.29	%(4)	1.26%	1.28%
Net investment income	4.52%	4.30%	3.94%		4.09%	4.26%

Senior Securities:
Total preferred shares outstanding	700	700	700		700	700
Asset coverage per preferred share(6)	$64,132	$57,828	$68,878		$71,635	$69,796
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust

	Year Ended November 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$9.400	$14.930	$16.200		$15.020	$14.810

Income (Loss) From Operations

Net investment income(1)	$0.971	$0.968	$0.926		$0.953	$1.014
Net realized and unrealized gain (loss)	4.091	(5.579)	(1.275)		1.205	0.238
Distributions to preferred shareholders
From net investment income(1)	(0.048)	(0.289)	(0.273)		(0.253)	(0.169)

Total income (loss) from operations	$5.014	$(4.900)	$(0.622)		$1.905	$1.083

Less Distributions to Common Shareholders

From net investment income	$(0.844)	$(0.630)	$(0.648)		$(0.725)	$(0.873)

Total distributions to common shareholders	$(0.844)	$(0.630)	$(0.648)		$(0.725)	$(0.873)

Net asset value — End of year (Common shares)	$13.570	$9.400	$14.930		$16.200	$15.020

Market value — End of year (Common shares)	$14.040	$8.500	$12.790		$15.080	$14.030

Total Investment Return on Net Asset Value(2)	55.43%	(33.57)%	(3.59)%		13.28%	7.59%

Total Investment Return on Market Value(2)	77.84%	(29.88)%	(11.28)%		12.89%	(4.22)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$62,792	$43,459	$69,001		$74,846	$69,375
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.99%	1.96%	1.84	%(4)	1.85%	1.86%
Interest and fee expense(5)	0.24%	0.45%	0.89%		0.93%	0.58%
Total expenses before custodian fee reduction	2.23%	2.41%	2.73	%(4)	2.78%	2.44%
Expenses after custodian fee reduction excluding interest and fees	1.99%	1.94%	1.81	%(4)	1.83%	1.84%
Net investment income	8.16%	7.22%	5.94%		6.20%	6.66%
Portfolio Turnover	48%	54%	42%		23%	46%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.24%	1.23%	1.21	%(4)	1.20%	1.21%
Interest and fee expense(5)	0.15%	0.28%	0.58%		0.61%	0.38%
Total expenses before custodian fee reduction	1.39%	1.51%	1.79	%(4)	1.81%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.24%	1.21%	1.19	%(4)	1.19%	1.19%
Net investment income	5.08%	4.51%	3.89%		4.04%	4.33%

Senior Securities:
Total preferred shares outstanding	1,337	1,366	1,520		1,520	1,520
Asset coverage per preferred share(6)	$71,966	$56,817	$70,395		$74,250	$70,651
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust

	Year Ended November 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$9.350	$15.240	$16.550		$15.660	$15.490

Income (Loss) From Operations

Net investment income(1)	$0.960	$0.987	$0.991		$0.987	$1.070
Net realized and unrealized gain (loss)	3.493	(5.887)	(1.293)		0.932	0.243
Distributions to preferred shareholders
From net investment income(1)	(0.042)	(0.269)	(0.287)		(0.247)	(0.163)

Total income (loss) from operations	$4.411	$(5.169)	$(0.589)		$1.672	$1.150

Less Distributions to Common Shareholders

From net investment income	$(0.841)	$(0.721)	$(0.721)		$(0.782)	$(0.980)

Total distributions to common shareholders	$(0.841)	$(0.721)	$(0.721)		$(0.782)	$(0.980)

Net asset value — End of year (Common shares)	$12.920	$9.350	$15.240		$16.550	$15.660

Market value — End of year (Common shares)	$13.200	$7.900	$14.100		$15.700	$14.990

Total Investment Return on Net Asset Value(2)	49.00%	(35.07)%	(3.42)%		11.28%	7.61%

Total Investment Return on Market Value(2)	80.12%	(40.71)%	(5.81)%		10.28%	3.81%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$69,857	$50,325	$81,931		$88,970	$84,194
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.98%	1.92%	1.80	%(4)	1.82%	1.81%
Interest and fee expense(5)	0.24%	0.55%	0.98%		1.03%	0.57%
Total expenses before custodian fee reduction	2.22%	2.47%	2.78	%(4)	2.85%	2.38%
Expenses after custodian fee reduction excluding interest and fees	1.98%	1.89%	1.78	%(4)	1.80%	1.80%
Net investment income	8.40%	7.21%	6.23%		6.22%	6.72%
Portfolio Turnover	20%	48%	29%		27%	40%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.28%	1.23%	1.18	%(4)	1.19%	1.19%
Interest and fee expense(5)	0.15%	0.35%	0.65%		0.68%	0.37%
Total expenses before custodian fee reduction	1.43%	1.58%	1.83	%(4)	1.87%	1.56%
Expenses after custodian fee reduction excluding interest and fees	1.28%	1.21%	1.17	%(4)	1.19%	1.19%
Net investment income	5.43%	4.63%	4.10%		4.09%	4.42%

Senior Securities:
Total preferred shares outstanding	1,349	1,349	1,780		1,780	1,780
Asset coverage per preferred share(6)	$76,785	$62,309	$71,032		$74,983	$72,311
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust

	Year Ended November 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$10.450	$14.830	$15.690		$14.910	$15.040

Income (Loss) From Operations

Net investment income(1)	$0.945	$0.961	$0.938		$0.958	$1.003
Net realized and unrealized gain (loss)	2.974	(4.410)	(0.845)		0.800	(0.055)
Distributions to preferred shareholders
From net investment income(1)	(0.055)	(0.303)	(0.297)		(0.264)	(0.175)

Total income (loss) from operations	$3.864	$(3.752)	$(0.204)		$1.494	$0.773

Less Distributions to Common Shareholders

From net investment income	$(0.794)	$(0.628)	$(0.656)		$(0.714)	$(0.903)

Total distributions to common shareholders	$(0.794)	$(0.628)	$(0.656)		$(0.714)	$(0.903)

Net asset value — End of year (Common shares)	$13.520	$10.450	$14.830		$15.690	$14.910

Market value — End of year (Common shares)	$13.430	$8.550	$12.850		$14.610	$14.170

Total Investment Return on Net Asset Value(2)	38.58%	(25.69)%	(1.06)%		10.50%	5.10%

Total Investment Return on Market Value(2)	68.25%	(29.83)%	(7.93)%		8.27%	(10.31)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$38,295	$29,563	$41,953		$44,385	$42,193
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.08%	2.08%	1.93	%(4)	1.92%	1.91%
Interest and fee expense(5)	0.02%	0.26%	0.72%		0.74%	0.54%
Total expenses before custodian fee reduction	2.10%	2.34%	2.65	%(4)	2.66%	2.45%
Expenses after custodian fee reduction excluding interest and fees	2.08%	2.06%	1.91	%(4)	1.92%	1.90%
Net investment income	7.77%	7.12%	6.17%		6.31%	6.57%
Portfolio Turnover	20%	27%	24%		16%	13%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.26%	1.29%	1.25	%(4)	1.25%	1.24%
Interest and fee expense(5)	0.01%	0.16%	0.46%		0.48%	0.35%
Total expenses before custodian fee reduction	1.27%	1.45%	1.71	%(4)	1.73%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.26%	1.28%	1.23	%(4)	1.24%	1.23%
Net investment income	4.68%	4.41%	3.99%		4.08%	4.25%

Senior Securities:
Total preferred shares outstanding	909	918	940		940	940
Asset coverage per preferred share(6)	$67,131	$57,209	$69,640		$72,223	$69,888
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust

	Year Ended November 30,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year (Common shares)	$10.320	$14.840	$15.510		$14.870	$14.890

Income (Loss) From Operations

Net investment income(1)	$0.928	$0.986	$0.953		$0.983	$1.008
Net realized and unrealized gain (loss)	2.973	(4.555)	(0.661)		0.664	0.103
Distributions to preferred shareholders
From net investment income(1)	(0.053)	(0.299)	(0.300)		(0.274)	(0.181)

Total income (loss) from operations	$3.848	$(3.868)	$(0.008)		$1.373	$0.930

Less Distributions to Common Shareholders

From net investment income	$(0.788)	$(0.652)	$(0.662)		$(0.733)	$(0.950)

Total distributions to common shareholders	$(0.788)	$(0.652)	$(0.662)		$(0.733)	$(0.950)

Net asset value — End of year (Common shares)	$13.380	$10.320	$14.840		$15.510	$14.870

Market value — End of year (Common shares)	$13.050	$9.600	$12.790		$14.560	$14.660

Total Investment Return on Net Asset Value(2)	39.16%	(26.57)%	0.27%		9.68%	6.27%

Total Investment Return on Market Value(2)	45.88%	(20.75)%	(7.95)%		4.44%	0.39%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$36,255	$27,944	$40,182		$41,998	$40,233
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.11%	2.06%	1.95	%(4)	1.94%	1.97%
Interest and fee expense(5)	0.21%	0.37%	0.70%		0.93%	0.44%
Total expenses before custodian fee reduction	2.32%	2.43%	2.65	%(4)	2.87%	2.41%
Expenses after custodian fee reduction excluding interest and fees	2.11%	2.04%	1.94	%(4)	1.93%	1.95%
Net investment income	7.61%	7.23%	6.28%		6.53%	6.69%
Portfolio Turnover	23%	25%	23%		18%	28%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.28%	1.28%	1.27	%(4)	1.25%	1.27%
Interest and fee expense(5)	0.13%	0.23%	0.45%		0.60%	0.28%
Total expenses before custodian fee reduction	1.41%	1.51%	1.72	%(4)	1.85%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.28%	1.27%	1.26	%(4)	1.24%	1.26%
Net investment income	4.63%	4.50%	4.06%		4.21%	4.30%

Senior Securities:
Total preferred shares outstanding	847	889	900		900	900
Asset coverage per preferred share(6)	$67,806	$56,439	$69,658		$71,672	$69,708
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Trusts’ financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Trusts’ application of generally accepted accounting principles.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2009, the following Trusts, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Trust	Amount	Expiration Date

California	$995,999	November 30, 2012
	6,689,345	November 30, 2016
	4,084,290	November 30, 2017

Massachusetts	$343,176	November 30, 2010
	692,532	November 30, 2016
	991,790	November 30, 2017

Michigan	$475,985	November 30, 2010
	443,883	November 30, 2011
	697,198	November 30, 2012
	224,050	November 30, 2013
	517,712	November 30, 2016
	337,540	November 30, 2017

New Jersey	$177,350	November 30, 2011
	3,185,143	November 30, 2017

New York	$2,354,581	November 30, 2016
	3,171,310	November 30, 2017

Ohio	$764,355	November 30, 2012
	588,403	November 30, 2013
	736,482	November 30, 2016
	842,953	November 30, 2017

Pennsylvania	$41,331	November 30, 2010
	502,868	November 30, 2012
	389,289	November 30, 2013
	800,874	November 30, 2016

During the year ended November 30, 2009, capital loss carryforwards of $313,904 were utilized to offset net realized gains by Pennsylvania Trust.

As of November 30, 2009, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trusts’ federal tax returns filed in the 3-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust, and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Trust may sell a fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Trust, and which may have been, but is not required to be, the fixed rate bond purchased from the Trust (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishments of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity date of the related trust. At November 30, 2009, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Trust	Outstanding	Rates (%)	Outstanding

California	$18,945,000	0.24 – 0.94	$25,019,694
Massachusetts	3,880,000	0.25 – 0.26	5,120,315
New Jersey	12,572,000	0.24 – 0.35	17,002,460
New York	17,220,000	0.24 – 0.33	21,651,451
Ohio	830,000	0.47	1,301,855
Pennsylvania	2,370,000	0.25 – 0.94	4,381,235

For the year ended November 30, 2009, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Average
	Floating	Average
	Rate Notes	Interest
Trust	Outstanding	Rate

California	$17,324,466	1.10%
Massachusetts	3,880,000	1.20
Michigan	597,945	2.57
New Jersey	10,290,767	1.26
New York	15,212,384	0.97
Ohio	830,000	0.90
Pennsylvania	3,228,821	2.12

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2009.

The Trusts may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Trusts’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money, except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Inverse Floaters held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Trusts may enter into financial futures contracts. The Trusts’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interest Rate Swaps — The Trusts may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Trust makes periodic payments at a fixed interest rate and, in exchange,

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2   Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction.

During the year ended November 30, 2009, certain Trusts made a partial redemption of their APS at a liquidation price of $25,000 per share. The number of APS redeemed and redemption amount (excluding the final dividend payment) during the year ended November 30, 2009 and the number of APS issued and outstanding as of November 30, 2009 are as follows:

	APS
	Redeemed	Redemption	APS Issued and
Trust	During the Period	Amount	Outstanding

California	—	$—	1,999
Massachusetts	—	—	802
Michigan	—	—	700
New Jersey	29	725,000	1,337
New York	—	—	1,349
Ohio	9	225,000	909
Pennsylvania	42	1,050,000	847

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-Laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% (0.25% prior to March 2009) of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at November 30, 2009, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
Trust	November 30, 2009	Shareholders	Rates	Ranges (%)

California	0.44%	$335,254	0.67%	0.35 – 1.72
Massachusetts	0.46	133,574	0.67	0.38 – 1.68
Michigan	0.44	117,661	0.67	0.35 – 1.72
New Jersey	0.44	221,791	0.66	0.35 – 1.72
New York	0.46	225,861	0.67	0.35 – 1.72
Ohio	0.44	154,413	0.68	0.37 – 1.76
Pennsylvania	0.46	143,754	0.68	0.38 – 1.68

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of November 30, 2009.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2009 and November 30, 2008 was as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
Year Ended November 30, 2009	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Distributions declared from:
Tax-exempt income	$5,947,299	$2,374,488	$1,750,106	$4,118,938	$4,756,068	$2,399,275	$2,278,334
Ordinary income	$1,230	$2,170	$1,346	$7,438	$2,499	$3,106	$394

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
Year Ended November 30, 2008	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Distributions declared from:
Tax-exempt income	$6,819,447	$2,516,208	$1,929,979	$4,248,329	$5,317,570	$2,634,481	$2,574,969
Ordinary income	$67	$—	$—	$688	$184	$—	$2

During the year ended November 30, 2009, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Increase (decrease):
Paid-in capital	$—	$(39,627)	$(165,469)	$(262,308)	$(70,059)	$(850,745)	$(531,069)
Accumulated net realized loss	$123,168	$48,423	$172,914	$315,151	$112,424	$878,032	$574,438
Accumulated undistributed net investment income	$(123,168)	$(8,796)	$(7,445)	$(52,843)	$(42,365)	$(27,287)	$(43,369)

As of November 30, 2009, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Undistributed income	$1,088,776	$502,248	$337,701	$878,885	$740,172	$508,179	$422,038
Capital loss carryforward	$(11,769,634)	$(2,027,498)	$(2,696,368)	$(3,362,493)	$(5,525,891)	$(2,932,193)	$(1,734,362)
Net unrealized appreciation (depreciation)	$(5,043,378)	$(1,175,025)	$(1,217,815)	$(1,276,644)	$(3,889,169)	$86,740	$(937,304)
Other temporary differences	$(1,817)	$(1,756)	$(850)	$(1,215)	$(1,635)	$(1,652)	$(1,855)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, accretion of market discount, futures contracts, the timing of recognizing distributions to shareholders and inverse floaters.

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.70% of each Trust’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2009, the investment adviser fee and administration fee were as follows:

	Investment	Administration
Trust	Adviser Fee	Fee

California	$982,945	$280,841
Massachusetts	384,156	109,245
Michigan	301,051	86,014
New Jersey	650,257	185,787
New York	741,770	211,934
Ohio	405,180	115,766
Pennsylvania	388,335	110,953

Except for Trustees of the Trusts who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2009 were as follows:

Trust	Purchases	Sales

California	$32,532,391	$26,450,161
Massachusetts	15,138,776	13,280,134
Michigan	9,978,923	12,883,818
New Jersey	47,185,162	47,481,277
New York	21,696,556	24,546,572
Ohio	11,321,846	14,717,403
Pennsylvania	13,199,825	17,546,302

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the year ended November 30, 2009 and the year ended November 30, 2008 were as follows:

	Year Ended November 30,

Trust	2009	2008

California	10,321	4,021
Massachusetts	8,904	1,394
Michigan	—	—
New Jersey	3,303	2,698
New York	27,904	5,073
Ohio	3,722	—
Pennsylvania	1,208	—

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at November 30, 2009, as determined on a federal income tax basis, were as follows:

California Trust

Aggregate cost	$142,012,088

Gross unrealized appreciation	$5,419,678
Gross unrealized depreciation	(10,339,446)

Net unrealized depreciation	$(4,919,768)

Massachusetts Trust

Aggregate cost	$57,724,992

Gross unrealized appreciation	$1,773,900
Gross unrealized depreciation	(2,903,617)

Net unrealized depreciation	$(1,129,717)

Michigan Trust

Aggregate cost	$44,122,381

Gross unrealized appreciation	$1,513,283
Gross unrealized depreciation	(2,717,423)

Net unrealized depreciation	$(1,204,140)

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

New Jersey Trust

Aggregate cost	$94,462,698

Gross unrealized appreciation	$3,257,937
Gross unrealized depreciation	(4,455,343)

Net unrealized depreciation	$(1,197,406)

New York Trust

Aggregate cost	$101,511,328

Gross unrealized appreciation	$2,606,158
Gross unrealized depreciation	(6,312,325)

Net unrealized depreciation	$(3,706,167)

Ohio Trust

Aggregate cost	$58,075,141

Gross unrealized appreciation	$2,108,439
Gross unrealized depreciation	(1,993,402)

Net unrealized appreciation	$115,037

Pennsylvania Trust

Aggregate cost	$56,835,856

Gross unrealized appreciation	$1,850,726
Gross unrealized depreciation	(2,785,046)

Net unrealized depreciation	$(934,320)

8   Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At November 30, 2009, California Trust and Massachusetts Trust had payments due to SSBT pursuant to the foregoing arrangement of $95,458 and $463,481, respectively.

9   Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2009 is as follows:

Futures Contracts

	Expiration			Aggregate		Net Unrealized
Trust	Date	Contracts	Position	Cost	Value	Depreciation

California	3/10	72 U.S. Treasury Bond	Short	$(8,639,749)	$(8,835,750)	$(196,001)

Michigan	3/10	5 U.S. Treasury Bond	Short	$(598,108)	$(613,594)	$(15,486)
	3/10	3 U.S. Treasury Note	Short	$(355,185)	$(359,813)	$(4,628)

New York	3/10	60 U.S. Treasury Bond	Short	$(7,199,790)	$(7,363,125)	$(163,335)

Ohio	3/10	12 U.S. Treasury Bond	Short	$(1,438,083)	$(1,472,625)	$(34,542)
	3/10	6 U.S. Treasury Note	Short	$(710,370)	$(719,625)	$(9,255)

Pennsylvania	3/10	50 U.S. Treasury Bond	Short	$(6,012,326)	$(6,135,938)	$(123,612)

Interest Rate Swaps
California Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$2,125,000	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(6,948)

Merrill Lynch Capital Services, Inc.	3,412,500	4.260	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	(116,662)

					$(123,610)

Massachusetts Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$787,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(2,575)

Merrill Lynch Capital Services, Inc.	1,250,000	4.260	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	(42,733)

					$(45,308)

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Michigan Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$400,000	4.260%	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	$(13,675)

New Jersey Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$1,362,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(4,455)

Merrill Lynch Capital Services, Inc.	2,187,500	4.260	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	(74,783)

					$(79,238)

New York Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$1,600,000	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(5,232)

Merrill Lynch Capital Services, Inc.	5,200,000	4.260	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	(177,770)

					$(183,002)

Ohio Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$812,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(2,657)

Merrill Lynch Capital Services, Inc.	750,000	4.260	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	(25,640)

					$(28,297)

Pennsylvania Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$912,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$(2,984)

The effective date represents the date on which a Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

The Trusts adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective December 1, 2008. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Trust may enter into interest rate swap contracts. The Trusts may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Trusts enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those swaps in a liability position. At November 30, 2009, the fair value of interest rate swaps with credit-related contingent features in a liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Trust. The value of securities pledged as collateral, if any, for open interest rate swap contracts at November 30, 2009 is disclosed in a note to each Trust’s Portfolio of Investments.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2009 was as follows:

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

	Fair Value

	Asset Derivative	Liability Derivative

California Trust
Futures Contracts	$—	$(196,001	)(1)
Interest Rate Swaps	—	(123,610	)(2)

Total	$—	$(319,611)

Massachusetts Trust
Interest Rate Swaps	$—	$(45,308	)(2)

Total	$—	$(45,308)

Michigan Trust
Futures Contracts	$—	$(20,114	)(1)
Interest Rate Swaps	—	(13,675	)(2)

Total	$—	$(33,789)

New Jersey Trust
Interest Rate Swaps	$—	$(79,238	)(2)

Total	$—	$(79,238)

New York Trust
Futures Contracts	$—	$(163,335	)(1)
Interest Rate Swaps	—	(183,002	)(2)

Total	$—	$(346,337)

Ohio Trust
Futures Contracts	$—	$(43,797	)(1)
Interest Rate Swaps	—	(28,297	)(2)

Total	$—	$(72,094)

Pennsylvania Trust
Futures Contracts	$—	$(123,612	)(1)
Interest Rate Swaps	—	(2,984	)(2)

Total	$—	$(126,596)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation (depreciation).

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2009 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation)
	Derivatives	on Derivatives
	Recognized in	Recognized in
Trust	Income(1)	Income(2)

California	$(3,336,237)	$3,697,615
Massachusetts	(1,033,694)	1,295,442
Michigan	(194,609)	223,228
New Jersey	(1,815,619)	2,271,930
New York	(1,491,572)	2,797,133
Ohio	(825,061)	977,055
Pennsylvania	(468,740)	731,758

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended November 30, 2009, which are indicative of the volume of these derivative types, were approximately as follows:

	Futures	Interest Rate
Trust	Contracts	Swaps

California	$7,425,000	$5,967,000
Massachusetts	—	2,347,000
Michigan	808,000	446,000
New Jersey	—	3,825,000
New York	8,792,000	7,121,000
Ohio	1,977,000	1,832,000
Pennsylvania	6,500,000	1,067,000

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

California Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$156,037,320	$—	$156,037,320

Total Investments	$—	$156,037,320	$—	$156,037,320

Liability Description

Futures Contracts	$(196,001)	$—	$—	$(196,001)
Interest Rate Swaps	—	(123,610)	—	(123,610)

Total	$(196,001)	$(123,610)	$—	$(319,611)

Massachusetts Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$60,475,275	$—	$60,475,275

Total Investments	$—	$60,475,275	$—	$60,475,275

Liability Description

Interest Rate Swaps	$—	$(45,308)	$—	$(45,308)

Total	$—	$(45,308)	$—	$(45,308)

Michigan Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$42,918,241	$—	$42,918,241

Total Investments	$—	$42,918,241	$—	$42,918,241

Liability Description

Futures Contracts	$(20,114)	$—	$—	$(20,114)
Interest Rate Swaps	—	(13,675)	—	(13,675)

Total	$(20,114)	$(13,675)	$—	$(33,789)

New Jersey Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$105,837,292	$—	$105,837,292

Total Investments	$—	$105,837,292	$—	$105,837,292

Liability Description

Interest Rate Swaps	$—	$(79,238)	$—	$(79,238)

Total	$—	$(79,238)	$—	$(79,238)

New York Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$115,025,161	$—	$115,025,161

Total Investments	$—	$115,025,161	$—	$115,025,161

Liability Description

Futures Contracts	$(163,335)	$—	$—	$(163,335)
Interest Rate Swaps	—	(183,002)	—	(183,002)

Total	$(163,335)	$(183,002)	$—	$(346,337)

Ohio Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$59,020,178	$—	$59,020,178

Total Investments	$—	$59,020,178	$—	$59,020,178

Liability Description

Futures Contracts	$(43,797)	$—	$—	$(43,797)
Interest Rate Swaps	—	(28,297)	—	(28,297)

Total	$(43,797)	$(28,297)	$—	$(72,094)

Eaton Vance Municipal Income Trusts as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Pennsylvania Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$58,271,536	$—	$58,271,536

Total Investments	$—	$58,271,536	$—	$58,271,536

Liability Description

Futures Contracts	$(123,612)	$—	$—	$(123,612)
Interest Rate Swaps	—	(2,984)	—	(2,984)

Total	$(123,612)	$(2,984)	$—	$(126,596)

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

11   Review for Subsequent Events

In connection with the preparation of the financial statements of the Trusts as of and for the year ended November 30, 2009, events and transactions subsequent to November 30, 2009 through January 15, 2010, the date the financial statements were issued, have been evaluated by the Trusts’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Municipal Income Trusts as of November 30, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (individually, the “Trust”, collectively, the “Trusts”), as of November 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the statements of cash flows of Eaton Vance California Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust and Eaton Vance New York Municipal Income Trust for the year then ended. These financial statements and financial highlights are the responsibility of each Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the cash flows of Eaton Vance California Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust and Eaton Vance New York Municipal Income Trust for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 15, 2010

Eaton Vance Municipal Income Trusts as of November 30, 2009

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trusts’ fiscal year-end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Trusts designate the following percentages of dividends from net investment income as an exempt-interest dividend.

Eaton Vance California Municipal Income Trust	99.98%
Eaton Vance Massachusetts Municipal Income Trust	99.91%
Eaton Vance Michigan Municipal Income Trust	99.92%
Eaton Vance New Jersey Municipal Income Trust	99.82%
Eaton Vance New York Municipal Income Trust	99.95%
Eaton Vance Ohio Municipal Income Trust	99.87%
Eaton Vance Pennsylvania Municipal Income Trust	99.98%

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust’s transfer agent, American Stock Transfer & Trust Company (AST), or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, AST, at 1-866-439-6787.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

Number of Shareholders
As of November 30, 2009, our records indicate that there are 97, 82, 56, 111, 96, 83 and 103 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,680, 1,180, 1,134, 2,005, 2,314, 1,410 and 1,413 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ
New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust
•	Eaton Vance Massachusetts Municipal Income Trust
•	Eaton Vance Michigan Municipal Income Trust
•	Eaton Vance National Municipal Income Trust (formerly, Eaton Vance Florida Plus Municipal Income Trust)
•	Eaton Vance New Jersey Municipal Income Trust
•	Eaton Vance New York Municipal Income Trust
•	Eaton Vance Ohio Municipal Income Trust
•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel with respect to certain Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls. In addition, the Board considered the Adviser’s actions with respect to the Auction Preferred Shares (“APS”) issued by the Funds, including the Adviser’s efforts to seek alternative forms of debt and other leverage that may over time reduce financing costs associated with APS and enable the Funds to restore liquidity for APS holders.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2008 for each Fund in operation over such periods. The Board considered the impact of extraordinary market conditions during 2008 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as “management fees”). The Board considered the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering. As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees and Officers of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trusts’ principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trusts	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Class II Trustee	Until 2010. 3 years. Trustee since 2007.	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.	178	Director of EVC

Noninterested Trustees

Benjamin C. Esty(A) 1/26/63	Class I Trustee	Until 2012. 3 years. Trustee since 2006.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	178	None

Allen R. Freedman 4/3/40	Class II Trustee	Until 2010. 3 years. Trustee since 2007.	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	178	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Class III Trustee	Until 2011. 3 years. Trustee since 2003.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Class I Trustee	Until 2012. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center.	178	None

Helen Frame Peters 3/22/48	Class III Trustee	Until 2011. 2 years. Trustee since 2008.	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	178	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer)

Heidi L. Steiger 7/8/53	Class III Trustee	Until 2011. 3 years. Trustee since 2007.	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	178	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trusts	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Class I Trustee	Until 2012. 3 years. Trustee since 1998.	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	178	None

Ralph F. Verni(A) 1/26/43	Chairman of the Board and Class II Trustee	Until 2010. 3 years. Chairman of the Board since 2007 and Trustee since 2006.	Consultant and private investor.	178	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trusts	Service	During Past Five Years

Cynthia J. Clemson 3/2/63	President of CEV, EMI, EVY, EVO and EVP and Vice President of MMV and EVJ	President of CEV, EMI, EVY, EVO and EVP since 2005 and Vice President of MMV and EVJ since 2004	Vice President of EVM and BMR. Officer of 94 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	President of MMV and EVJ and Vice President of CEV, EMI, EVY, EVO and EVP	President of MMV and EVJ since 2005 and Vice President of CEV, EMI, EVY, EVO and EVP since 1998	Vice President of EVM and BMR. Officer of 93 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of EMI and EVO	Vice President of EMI since 2000 and of EVO since 2005	Vice President of EVM and BMR. Officer of 78 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President of EVY	Since 2005	Vice President of EVM and BMR. Officer of 46 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President of EVP	Since 2005	Vice President of EVM and BMR. Officer of 47 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of EVP	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(A)	APS Trustee.

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Investment Adviser and Administrator of
Eaton Vance Municipal Income Trusts
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipal Income Trusts
Two International Place
Boston, MA 02110

147-1/10	CE-MUNISRC7

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
The following table presents the aggregate fees billed to the registrant for the fiscal years ended November 30, 2008 and November 30, 2009 by the registrant’s principal accountant, Deloitte & Touche LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	11/30/2008	11/30/2009

Audit Fees	$23,695	$23,993

Audit-Related Fees(1)	$3,915	$3,915

Tax Fees(2)	$7,130	$7,607

All Other Fees(3)	$36	$0

Total	$34,776	$35,515

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended November 30, 2008 and November 30, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	11/30/2008	11/30/2009

Registrant	$11,045	$11,522
Eaton Vance(1)	$345,473	$260,717

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h)	The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Lynn A. Stout, Heidi L. Steiger and Ralph F. Verni are the members of the registrant’s audit committee.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
California, Massachusetts, Michigan, New York, New Jersey, Ohio and
Pennsylvania Municipal Income Trusts
Portfolio Management
Cynthia J. Clemson, portfolio manager of Eaton Vance California Municipal Income Trust, Robert B. MacIntosh, portfolio manager of Eaton Vance Massachusetts Municipal Income Trust and Eaton Vance New Jersey Municipal Income Trust, William H. Ahern, Jr., portfolio manager of Eaton Vance Michigan Municipal Income Trust and Eaton Vance Ohio Municipal Income Trust, Craig R. Brandon, portfolio manager of Eaton Vance New York Municipal Income Trust and Adam A. Weigold, portfolio manager of Eaton Vance Pennsylvania Municipal Income Trust are responsible for the overall and day-to-day management of each Fund’s investments.
Ms. Clemson and Mr. MacIntosh have been Eaton Vance portfolio managers since 1991 and are each co-Directors of Municipal Investments and Vice Presidents of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”), an Eaton Vance subsidiary. Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR. Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.
The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

				Total Assets of
	Number of	Total Assets of	Number of Accounts	Accounts
	All	All	Paying a Performance	Paying a Performance
	Accounts	Accounts*	Fee	Fee*
California Municipal Income Trust
Cynthia J. Clemson
Registered Investment Companies	10	$2,131.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Massachusetts Municipal Income Trust
New Jersey Municipal Income Trust
Robert B. MacIntosh
Registered Investment Companies	9	$2,038.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	321	$275.0	0	$0

				Total Assets of
	Number of	Total Assets of	Number of Accounts	Accounts
	All	All	Paying a Performance	Paying a Performance
	Accounts	Accounts*	Fee	Fee*
Michigan Municipal Income Trust
Ohio Municipal Income Trust
William H. Ahern
Registered Investment Companies	13	$1,821.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

New York Municipal Income Trust
Craig R. Brandon
Registered Investment Companies	11	$1,315.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Pennsylvania Municipal Income Trust
Adam A. Weigold
Registered Investment Companies	11	$992.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*	In millions of dollars.
The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity
Securities Owned in the
Fund
California Municipal Income Trust	None
Cynthia J. Clemson

Massachusetts Municipal Income Trust	$10,001 — $50,000
New Jersey Municipal Income Trust	None
Robert B. MacIntosh

Michigan Municipal Income Trust	None
Ohio Municipal Income Trust	None
William H. Ahern, Jr.

New York Municipal Income Trust	None
Craig R. Brandon

Pennsylvania Municipal Income Trust	None
Adam A. Weigold

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.
Compensation Structure for EVM
Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.
Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.
The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.
EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President
Date: January 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: January 15, 2010

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President
Date: January 15, 2010